Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill
A substantial portion of our goodwill relates to the acquisition of the Best Day Group. See Note 4 for details.
Goodwill consists of the following:

	As of December 31, 2023	As of December 31, 2022
Goodwill	$150,752	$138,637
The following table presents the changes in goodwill by reportable segment:

	Air	Packages, Hotels and Other Travel Products	Financial Services	Total
Balance as of January 1, 2022	$17,340	$99,490	$5,596	$122,426
Additions	12,723	—	—	12,723
Foreign currency translation adjustment	(603)	3,789	302	3,488
Balance as of December 31, 2022	$29,460	$103,279	$5,898	$138,637
Assets held for sale (Note 32)	—	(3,685)	—	(3,685)
Foreign currency translation adjustment	2,920	12,353	527	15,800
Balance as of December 31, 2023	$32,380	$111,947	$6,425	$150,752
2023 Impairment Assessment
We test goodwill for impairment at the reporting unit level and the tests are performed as of December 31 of each year, or more frequently if events and circumstances indicate that an impairment may have occurred. We compared the fair value of the reporting units to their carrying values. The fair value estimates of the reporting units are based on the present value of their future discounted cash flows, Level 3 inputs (income approach). The income approach estimates fair value utilizing long-term growth rates and discount rates applied to the cash flow projections. The significant estimates used in the discounted cash flows model included our forecasted gross bookings; forecasted revenues, net of significant costs and expenses; and the discount rate. Our assumptions were based on the actual historical performance of the reporting units and considered operating result trends, air passenger traffic growth rates, and implied risk premiums based on market prices of our equity and debt as of the assessment dates.
As of December 31, 2023, we performed our annual goodwill impairment test and concluded that there was no impairment of goodwill.